DECOMMISSIONING LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Decommissioning Liabilities [Abstract]
Disclosure of detailed information about decommissioning liability [Table Text Block]

	San Dimas	Santa Elena	La Encantada	Jerritt Canyon	Non-Operating Properties(1)	Total
Balance at December 31, 2020	$14,059	$6,150	$10,223	$—	$21,039	$51,471
Movements during the year:
Acquisition of Jerritt Canyon	—	—	—	71,135	—	71,135
Change in rehabilitation provision	1,209	2,177	584	28,799	(2,759)	30,010
Reclamation costs incurred	—	—	—	(186)	(420)	(606)
Interest or accretion expense	715	313	521	642	1,037	3,228
Foreign exchange loss	(454)	(199)	(333)	—	(645)	(1,631)
Balance at December 31, 2021	$15,529	$8,441	$10,995	$100,390	$18,252	$153,607
Movements during the year:
Transfer to liability held-for-sale (Note 15)	—	—	—	—	(7,118)	(7,118)
Change in rehabilitation provision	(1,800)	1,518	(879)	1,240	(2,488)	(2,409)
Reclamation costs incurred	—	(31)	—	(2,704)	(223)	(2,958)
Interest or accretion expense	1,190	650	848	2,053	1,361	6,102
Foreign exchange gain	504	261	342	—	686	1,793
Balance at December 31, 2022	$15,423	$10,839	$11,306	$100,979	$10,470	$149,017